Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)		Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Subscription Receivables [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2023		$ 10,075			$ (201,563)	$ 466,063	$ 301,947	$ 711	$ 577,233
Balance, shares at Sep. 30, 2023	[1]	10,075,259
Issuance of ordinary shares pursuant to over-allotment option, net of offering cost		$ 9				63,900			63,909
Stock issuance of ordinary shares over allotment	[1]	8,580
Net income (loss)							(157,825)		(157,825)
Foreign currency translation adjustments								763	763
Settlement of subscription receivables					201,563				201,563
Ending balance, value at Mar. 31, 2024		$ 10,084				529,963	144,122	1,474	685,643
Balance, shares at Mar. 31, 2024	[1]	10,083,839
Beginning balance, value at Sep. 30, 2024		$ 10,084				529,963	1,100,663	11,409	1,652,119
Balance, shares at Sep. 30, 2024	[1]	10,083,839
Net income (loss)							789,391		789,391
Foreign currency translation adjustments								(1,882)	(1,882)
Ending balance, value at Mar. 31, 2025		$ 10,084				529,963	1,890,054	9,527	2,439,628
Balance, shares at Mar. 31, 2025	[1]	10,083,839
Beginning balance, value at Sep. 30, 2025		$ 11,584				4,767,047	2,101,998	14,116	6,894,745
Balance, shares at Sep. 30, 2025		11,583,839
Issuance of ordinary shares pursuant to over-allotment option, net of offering cost		$ 225				820,500			820,725
Stock issuance of ordinary shares over allotment		225,000
Net income (loss)							(777,940)		(777,940)
Foreign currency translation adjustments								(47,092)	(47,092)
Redesignation of authorized ordinary shares		$ (11,809)	$ 5,441	$ 6,368
Redesignation of authorized ordinary shares, shares		(11,808,839)	5,441,159	6,367,680
Ending balance, value at Mar. 31, 2026			$ 5,441	$ 6,368		$ 5,587,547	$ 1,324,058	$ (32,976)	$ 6,890,438
Balance, shares at Mar. 31, 2026			5,441,159	6,367,680

[1]	Shares presented on a retroactive basis to reflect the reorganization.